Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues	$ 18,779,172	$ 21,042,363	$ 26,082,417
Less: Cost of revenues	14,976,016	6,938,063	5,547,779
Less: Operating expenses:
Selling and marketing	3,764,792	14,695,165	23,908,733
General and administrative	22,844,383	6,750,417	2,451,249
Research and development	8,710,746	3,478,570	1,046,198
Total operating expenses	35,319,921	24,924,152	27,406,180
Loss from operations	(31,516,765)	(10,819,852)	(6,871,542)
Other income (expense):
Interest expense	(102,084)	(80,184)	(26,611)
Foreign exchange (losses) gains, net	(698,211)	(1,204,001)	350,679
Other income (expense), net	294,857	250,510	(262,980)
Total other (expense) income, net	(505,438)	(1,033,675)	61,088
Loss before income taxes	(32,022,203)	(11,853,527)	(6,810,454)
Income tax benefit (expense)	70,992	(74,009)
Net loss	(31,951,211)	(11,927,536)	(6,810,454)
Less: Net loss attributable to non-controlling interest	438,033
Net loss attributable to owners of the Company	(31,513,178)	(11,927,536)	(6,810,454)
Comprehensive loss:
Net loss	(31,951,211)	(11,927,536)	(6,810,454)
Other comprehensive income:
Foreign currency translation adjustment	541,489	447,246	90,671
Comprehensive loss	(31,409,722)	(11,480,290)	(6,719,783)
Less: Comprehensive loss attributable to the non-controlling interest	(4,878)
Comprehensive loss attributable to owner of the Company	$ (31,414,600)	$ (11,480,290)	$ (6,719,783)
Net loss per ordinary share:
Basic and Diluted	$ (0.16)	$ (0.16)	$ (6,810,454)
Weighted average number of ordinary shares outstanding Basic and Diluted	201,005,995	72,919,624	1